SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

Annual Meeting of Stockholders

On July 9, 2025, at the 2025 Annual Meeting, the Company's stockholders approved, among other things, (i) an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Common Stock from 250,000,000 shares to 900,000,000 shares, (ii) the effectuation of one or more reverse stock splits of the Company’s issued and outstanding common stock during the 12-months following the approval of the proposal, (iii) for purposes of complying with the NYSE American listing rules, the issuance of Common Stock in excess of 19.99% of the Company’s outstanding common stock (the “Share Cap”) in connection with Indigo Capital Convertible Notes, (iv) for purposes of complying with the NYSE American listing rules, the issuance of Common Stock in excess of the Share Cap of up to $100 million of securities in connection with the SEPA, and (v) the issuance of up to $100 million of securities in one or more non-public offerings where the maximum discount at which securities may be offered may be equivalent to a discount of up to 30% to the market price of the Common Stock. On July 22, 2025, the Company filed a Certificate of Amendment to Amended and Restated Certificate of Incorporation of the Company with the Delaware Secretary of State, increasing the number of shares of stock that the Company has the authority to issue to 950,000,000 shares, of which 900,000,000 shares are Common Stock and 50,000,000 shares are Preferred Stock.

Convertible Debt

On July 16, 2025, the Company, in exchange for a capital infusion of $150,000, issued to Indigo a $150,000 face amount unsecured, convertible note (the “July Indigo Capital Convertible Note”). The July Indigo Capital Convertible Note bears no interest for so long as it is not in default and has a July 15, 2026 maturity date and a conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date.

On July 21, 2025, the Company entered into a Securities Purchase Agreement with Diagonal, pursuant to which, in exchange for a capital infusion of $157,000, the Company issued to Diagonal a $172,700 face amount convertible promissory note (the “July Diagonal Convertible Note”). The July Diagonal Convertible Note bears interest at 10% and has a maturity date of April 30, 2026. Beginning 180 days after the issuance date, the July Diagonal Convertible Note may be converted into common stock for a conversion price equal to a discount of 25% to the lowest trading price during the ten days prior to the conversion date.

Issuances of Common Stock on conversion of the July Indigo Capital Convertible Note and the July Diagonal Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Indigo’s or Diagonal’s holding more than 9.9% and 4.99%, respectively, of the Company’s outstanding Common Stock at any time. The July Indigo Capital Convertible Note and the July Diagonal Convertible Note are also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

3(a)(10) Claims Settlement

On July 17, 2025, the Company and Silverback Capital Corporation (“Silverback”) agreed to settle outstanding claims in an amount of not less than $5,662,479 (the “Claims”) owed to Silverback in exchange for a settlement amount payable in shares of Common Stock (the “Settlement Shares”), subject to court approval. The Settlement Shares are priced in an amount equal to the last trading price of Common Stock on July 17, 2025 (the “Closing Price”), which was $0.3070; provided that, if the sale price of Common Stock drops below the Closing Price, the purchase price of the Settlement Shares will be the lower of (i) the Closing Price or (ii) 75% multiplied by the average of the three lowest traded prices during the fifteen day trading period preceding the share request made by Silverback, subject to other terms of the Settlement. Under the Settlement terms, Silverback may not hold more than 4.99% of issued and outstanding Common Stock at any time. The Claims include bona fide, outstanding, and unpaid creditor claims that Silverback acquired from the Company’s creditors and agreed to exchange for shares of Common Stock in a state court-approved transaction, in compliance with the terms of Section 3(a)(10) of the Securities Act. The Company also agreed to issue 400,000 shares of Common Stock as a settlement fee. The settlement was approved by the state court on July 30, 2025, after a fairness hearing pursuant to the requirements of Section 3(a)(10) of the Securities Act.

NYSE Regulation Notice of Noncompliance

On July 22, 2025, the NYSE notified the Company that it had accepted the Company’s plan outlining definitive actions that the Company has taken or will take to regain compliance with NYSE’s continued listing standards (the “Compliance Plan”) and granted a plan period through October 29, 2026 (the “Plan Period”).

As previously reported, on April 29, 2025, the Company received a Notice of Noncompliance (the “Notice”) from NYSE Regulation indicating that the Company was not in compliance with Section 1003(a)(i) of the Company Guide since it reported a stockholders’ deficit of $(37.8) million at December 31, 2024 and has had losses in the two most recent fiscal years.

The NYSE will review the Company periodically for compliance with the Compliance Plan. If the Company is not in compliance with the continued listing standards by October 29, 2026, or if the Company does not make progress consistent with the Compliance Plan during the Plan Period, the NYSE American may initiate delisting proceedings as appropriate. However, the Company may appeal a staff delisting determination in accordance with the Company Guide.

NYSE’s acceptance of the Compliance Plan has no immediate effect on the listing or trading of the Company’s securities and the Company’s Common Stock will continue to trade on the NYSE American under the symbol “BURU” during the Plan Period with the designation of “.BC” to indicate that the Company is not in compliance with the NYSE American’s continued listing standards.

NOTE 16. SUBSEQUENT EVENTS

SFE EI Senior Note Settlement Agreement and Company Funding

On January 13, 2025, the Company entered into a letter agreement with S.F.E. Equity Investments SARL (“SFE EI”), pursuant to which SFE EI agreed to engage in efforts and commit capital to finance the operations of the Company for the next twelve months pursuant to a business plan focused on building a stable foundation for the future business (the “Transformation Plan”). In connection with the Transformation Plan, the Company agreed to certain governance changes.

Liqueous Settlement Agreement

On January 14, 2025, we entered into a settlement (the “Settlement”) and mutual release agreement with Liqueous LP (“Liqueous”) pursuant to which the parties provided an immediate mutual release of claims and obligations and Liqueous agreed to provide us with (i) payments for an aggregate of $1,000,000 in three installments, and (ii) a payment of $500,000 at such time as the parties are able to negotiate the amendment of the terms of outstanding pre-funded warrants held by Liqueous to reflect current market price. Following the Settlement with Liqueous, as amended, the ELOC provided for under the Master Agreement with Liqueous will not be implemented and no additional equity will be sold to Liqueous, other than as set forth in the Settlement, as amended.

On February 17, 2025, the Company entered into an amendment ("the Amendment") to the Settlement with Liqueous, pursuant to which the parties agreed to (i) settle the Promissory Note, described further in Note 8, through the issuance of 6,406,225 pre-funded warrants exercisable into common stock (the "February 2025 Pre-Funded Warrants"), (ii) modify certain outstanding Pre-Funded Warrants issued in connection with the Program, described further in Note 10, resulting in the issuance of 3,647,416 pre-funded warrants (the "Modified Pre-Funded Warrants"), together with the February 2025 Pre-Funded Warrants, (the "2025 Warrants") exercisable into common stock outstanding following the transaction and (iii) modify the remaining outstanding Pre-Funded Warrants issued in connection with the Program and concurrently issue 9,360,888 common shares of the Company as consideration for the settlement of such Pre-Funded Warrants. The exercise price for the 2025 Pre-Funded Warrants is substantially paid by the purchaser and, as a result, such warrants may be exercised into common stock in the future with a nominal exercise price payment. The Modified Pre-Funded Warrants and February 2025 Pre-Funded Warrants are exercisable anytime through September 2029 and February 2030, respectively. As of April 15, 2025, the Modified Pre-Funded Warrants, February 2025 Pre-Funded Warrants and common shares of the Company required to be issued in connection with the Amendment of the Settlement were not yet issued by the Company.

Trumar Capital LLC Acquisition Agreement

On February 19, 2025, the Company entered into a commitment letter with Trumar Capital LLC to acquire: (i) a license of certain technology that would allow the Company to expand its existing business within the defense sector; (ii) a controlling interest in a defense-tech company that specializes in the design, production, and outfitting of a diverse range of vehicles, including industrial and military applications, as well as electronic devices for defense and security, advanced telecommunications, and tracking systems; and (iii) a controlling interest in a Software as a Service (SaaS) startup focused on operational resilience. The Company’s Executive Chairperson owns a controlling interest in the SaaS target entity, and as a result, the proposed investment will be negotiated by, and authorized only with approval from, the independent board members, and will be subject to stockholder approval.

The anticipated investments will occur in stages. The first stage, which has been completed, involved the purchase of a 20% ownership interest in TCEI for an aggregate price of $1.5 million in cash plus $23.5 million in notes. Such notes carry a five-year maturity, a 10% annual interest rate, and a three-month grace period, followed by a monthly payment structure, and are cancellable if the full transaction does not close. The $1.5 million cash portion of the purchase price was provided by Indigo Capital LLC, to whom Nuburu issued a promissory note with a face amount of $1,578,495, maturity date of March 1, 2026, and conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date.

The second stage, which will require both stockholder and regulatory approval, will involve the investment in additional ownership interests, resulting in Nuburu (i) having a controlling interest in the target entities and (ii) issuing Common Stock in excess of 19.9% of its outstanding Common Stock as part of the purchase price. Nuburu would also receive rights to appoint directors for each target entity, consistent with its percentage of ownership in each entity.

We also agreed to issue 6,086,957 shares of common stock to SFE EI as consideration for SFE EI escrowing approximately $4.2 million in assets for purposes of guaranteeing our performance obligations in connection with the TCEI acquisition. Issuances to SFE EI may not exceed 19.9% of the outstanding Common Stock until approved by stockholders.

Consummation of the full TCEI acquisition is subject to continued due diligence, receipt of an acceptable valuation from a third-party valuation firm, regulatory approvals, and stockholder consent.

On March 31, 2025, we also entered into a Joint Pursuit Agreement with the defense-tech company to allow both parties to jointly develop and market certain defense-related vehicles and services in advance of closing the full TCEI acquisition.

Humbl Share Exchange Agreement

On February 28, 2025, the Company entered into a share exchange agreement (“Equity Swap Agreement”) and master distribution agreement with HUMBL, Inc. (“HUMBL”). Under the terms of the Equity Swap Agreement, the Company agreed to issue $2 million in common stock to HUMBL and HUMBL agreed to issue an equal amount of Series C Preferred Stock to the Company. The issuance of shares by each party was contingent upon obtaining any required regulatory, exchange, or stockholder approvals and satisfying any applicable registration requirements. Subsequently, the parties have terminated such agreements and have no further obligations to each other in connection with such agreements.

Indigo Capital Convertible Notes

On March 3, 2025, the Company entered into the following transactions:

•
in exchange for a capital infusion of $1,500,000, the Company issued to Indigo Capital LLC ("Indigo Capital") a $1,578,495 face amount unsecured, convertible note. The note bears no interest for so long as it is not in default and has a March 1, 2026 maturity date and a conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date;
•
in exchange for the extinguishment of the remaining August 2024 Convertible Notes held by Indigo Capital, which it purchased from Esousa on March 3, 2025, the Company issued to Indigo Capital a $894,708.31 face amount unsecured, convertible note that bears no interest for so long as it is not in default, and has March 1, 2026 maturity date and a conversion price equal to 33.33% of the lowest VWAP during the 5 days prior to the conversion date.

Issuances of common stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding common stock as of the date of execution, until such time as the transaction is approved by stockholders.

The transaction documents contain customary representations, warranties, and covenants, and the notes include customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, bankruptcy events, and suspension or delisting from trading of the common stock on an eligible exchange. The Company is also obligated to register for resale the shares issuable upon conversion of the notes.

Foreclosure Collateral Sale

On March 5, 2025, lenders holding certain outstanding Senior Convertible Notes held an auction for the sale of collateral securing the Company’s repayment obligations to such lenders. The auction resulted in the transfer of collateral to an affiliate of the senior secured lenders in exchange for a full discharge and extinguishment of the Company’s Junior and Senior Convertible Notes. All of the Company’s outstanding long-term indebtedness has been eliminated through a combination of the Company’s conversion of outstanding indebtedness over the course of the last year and the discharge and extinguishment of debt resulting from the lender’s collateral sale.

SYME Strategic Investment

On March 14, 2025, we entered into an up to $5.15 million in aggregate convertible facility with Supply@ME Capital Plc (“SYME”), a fintech platform focused on Inventory Monetisation© solutions for manufacturing and trading companies. This investment in SYME is anticipated to be funded by SFE EI (in exchange for approximately $3 million of convertible notes issued by Nuburu to SFE EI), and upon conversion is expected to result in Nuburu holding a controlling interest in SYME. Following approval by SYME stockholders, the Financial Conduct Authority, and The Panel on Takeovers and Mergers (collectively, the “Approvals”), we may convert amounts outstanding under the facility into ordinary shares of SYME at a fixed conversion rate of £0.00003 per ordinary share, with conversion shares accompanied by a warrant to acquire one additional ordinary share of SYME for every two ordinary shares of SYME issued on any conversion, with an exercise price of £0.000039, as well as the ability to exercise on a cashless basis. The Company’s Executive Chairman is the founder and current Chief Executive Officer of SYME, and as a result, the proposed investment was negotiated and approved by the independent board members.

SYME and its operating subsidiaries provide its platform for use by manufacturing and trading companies to access inventory trade solutions, enabling their businesses to generate cashflow, through a non-credit arrangement and without incurring debt. This is achieved by their existing eligible inventory being added to the platform and then monetised through purchases by third-party inventory funders. The inventory to be monetised can include warehoused goods waiting to be sold to end-customers or goods that are part of a typical import/export transaction. As of September 20, 2024, SYME had a pipeline of approximately £391.0m and approximately 15 employees.